Concentrations (Details) - Schedule of Concentration Risks ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)		Jun. 30, 2023 USD ($)		Jun. 30, 2022 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable	¥ 20,311		$ 2,801		¥ 46,840
Accounts receivable, percentage	54.00%		54.00%		78.70%
Company A [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 20,311		$ 2,801		¥ 40,762
Accounts receivable, percentage	54.00%		54.00%		68.50%
Company B [Member]
Concentration Risk [Line Items]
Accounts receivable		[1]		[1]	¥ 6,078
Accounts receivable, percentage		[1]		[1]	10.20%

[1]	represented less than 10% of accounts receivable for the year then ended.